April 27, 2021
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Jefferson National Life Insurance Company
Registration Statements filed on Form N-4
Jefferson National Life Annuity Account G
Monument Advisor	333-124048
Monument Advisor Select
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 502-587-3843 with any questions regarding this filing.
Very truly yours,
JEFFERSON NATIONAL LIFE INSURANCE COMPANY
/s/ CRAIG A. HAWLEY
Craig A. Hawley
President
Home Office: 10350 Ormsby Park Place	Jefferson National Life Insurance Company
Louisville, Kentucky 40223	Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies